Net Income Per Share - Summary of the Calculation of Basic and Diluted Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income applicable to common shareholders-basic	$ 19,416	$ 12,860	$ 53,623	$ 36,325
Dilutive effect of assumed conversion of convertible debt		1,814	2,687	7,311
Net income applicable to common shareholders-diluted	$ 19,416	$ 14,674	$ 56,310	$ 43,636
Denominator
Weighted average common shares outstanding - basic	2,214,522	1,192,725	1,807,410	1,192,725
Dilutive effect of assumed conversion of convertible debt		715,258	295,028	715,258
Dilutive effect of assumed conversion of warrants		128,868	46,676	87,148
Weighted average common shares outstanding - diluted	2,214,522	2,036,851	2,149,114	1,995,131
Basic net income per share	$ 8.77	$ 10.78	$ 29.67	$ 30.46
Diluted net income per share	$ 8.77	$ 7.20	$ 26.20	$ 21.87